CONSOLIDATED FINANCIAL STATEMENTS DETAILS (Tables)	12 Months Ended
Dec. 31, 2024
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
Schedule of cash and cash equivalents

	2023	2024
Cash	75.2	648.1
Cash equivalents:
Bank deposits	—	1,301.0
Money market funds	40.0	500.4
Other cash equivalents	0.9	0.1
Total cash and cash equivalents	116.1	2,449.6

Schedule of movements in the allowance for doubtful accounts

	2023	2024
Balance at beginning of period	0.4	0.4
Current period provision for expected credit losses	0.7	1.0
Write-off	(0.7)	(1.3)
Balance at the end of the period	0.4	0.1

Schedule of other current assets

	2023	2024
Security and guarantee deposits for next 12 months	7.2	6.4
Prepaid income tax	3.1	3.1
Deferred expenses	—	2.7
Prepaid other taxes	0.4	1.8
Funds receivable	1.3	1.6
Restricted cash	2.3	0.6
Loans granted to employees	0.7	—
Other	1.7	1.8
Total other current assets	16.7	18.0

Schedule of other non-current assets

	2023	2024
Prepaid expenses	0.8	5.1
Security and guarantee deposits over next 12 months	—	4.1
Deferred consideration receivable	3.8	3.8
Other	1.0	0.4
Restricted cash	1.1	0.1
Investments in debt securities	4.9	—
Total other non-current assets	11.6	13.5

Schedule of accounts payable accrued and other liabilities

	2023	2024
Tax liabilities accrued (Note 12)	—	181.9
Trade accounts payable and accrued liabilities	25.0	21.4
Salary and other compensation expenses payable/accrued to employees	15.7	13.7
Operating lease liabilities, current (Note 8)	9.7	13.3
Unused vacation reserve accrued	4.3	5.2
Other liabilities	1.8	—
Accounts payable, accrued and other liabilities	56.5	235.5